Consolidated Schedule of Investments (unaudited)
January 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal/Chicago IL, 4.62%, 02/18/25, (1-day SOFR + 0.260%)(a)	$3,750	$3,750,286
BNP Paribas SA/New York, 4.20%, 10/02/25	5,810	5,796,363
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	5,870	5,870,273
Canadian Imperial Bank of Commerce/New York, 4.74%, 02/09/26, (1-day SOFR + 0.300%)(a)	4,450	4,448,023
Citibank NA
4.64%, 01/22/26, (1-day SOFR + 0.290%)(a)	4,600	4,598,989
4.69%, 09/19/25, (1-day SOFR + 0.340%)(a)	6,000	6,003,513
Cooperatieve Rabobank UA, 5.27%, 02/05/25	4,000	4,000,412
Credit Agricole Corporate & Investment Bank SA, 5.50%, 06/02/25	1,730	1,735,606
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	7,900	7,904,469
Deutsche Bank AG/New York, 4.75%, 05/22/25, (1-day SOFR + 0.400%)(a)	6,250	6,253,566
Lloyds Bank Corporate, 5.10%, 07/25/25	6,000	6,016,091
Mizuho Bank Ltd./New York
4.60%, 11/07/25	5,470	5,473,766
4.65%, 10/10/25, (1-day SOFR + 0.300%)(a)	3,160	3,160,251
MUFG Bank Ltd./New York
4.50%, 08/15/25	4,000	4,000,593
4.59%, 02/20/25, (1-day SOFR + 0.240%)(a)	2,250	2,250,176
4.60%, 07/07/25, (1-day SOFR + 0.250%)(a)	5,920	5,920,091
Royal Bank of Canada, 4.60%, 11/25/25	6,000	6,001,576
Sumitomo Mitsui Banking Corp./New York
4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	7,000	7,000,075
4.70%, 03/18/25, (1-day SOFR + 0.340%)(a)	4,140	4,141,088
Sumitomo Mitsui Trust Bank Ltd./New York, 4.58%, 06/02/25, (1-day SOFR + 0.230%)(a)	7,000	7,001,151
Svenska Handelsbanken AB/New York, 4.66%, 01/13/26, (1-day SOFR + 0.310%)(a)	1,590	1,590,292
Svenska Handelsbanken/New York, 4.63%, 02/05/25, (1-day SOFR + 0.270%)(a)	10,000	10,000,205
Westpac Banking Corp., 5.40%, 04/09/25	4,250	4,255,896
Total Certificates of Deposit — 16.8% (Cost: $117,139,994)		117,172,751
Commercial Paper
ABN AMRO Funding USA LLC, 4.47%, 05/20/25	6,910	6,817,734
American Electric Power Co. Inc., 4.56%, 03/03/25	5,500	5,478,495
American Honda Finance Corp.
4.63%, 05/22/25	2,710	2,671,847
4.65%, 04/16/25	3,760	3,723,888
4.66%, 04/07/25	5,750	5,701,340
Aquitaine Funding Co. LLC
4.46%, 03/20/25	3,000	2,982,259
4.48%, 04/08/25	4,500	4,462,829
4.48%, 04/14/25	4,730	4,687,443
Australia & New Zealand Banking Group Ltd.
4.35%, 06/26/25	5,750	5,650,224
4.65%, 11/17/25	6,000	5,999,973
BASF SE, 4.64%, 03/31/25	7,500	7,443,340
Bell Telephone Co. of Canada or Bell Canada (The), 4.43%, 02/05/25	8,000	7,995,081
Broadcom Inc.
4.76%, 02/06/25	1,500	1,498,812
4.77%, 02/11/25	3,250	3,245,274
Security	Par (000)	Value
4.77%, 02/26/25	$5,750	$5,730,248
Brookfield BRP Holdings Canada Inc., 4.48%, 02/05/25	4,500	4,497,202
CDP Financial Inc., 4.32%, 02/04/25	2,110	2,108,988
Concord Minutemen Capital Co. LLC
4.46%, 03/06/25	8,940	8,902,492
4.68%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)	3,570	3,571,382
Danske Bank A/S, 4.49%, 10/27/25	4,600	4,450,802
DBS Bank Ltd., 4.34%, 02/27/25	10,170	10,136,983
DNB Bank ASA
4.32%, 04/01/25	3,950	3,921,758
4.38%, 10/08/25	6,300	6,114,063
Enbridge U.S. Inc.
4.53%, 02/20/25	7,500	7,481,190
4.57%, 03/10/25	1,850	1,841,798
European Investment Bank, 4.37%, 04/30/25	7,540	7,459,486
Henkel of America Inc., 4.29%, 02/24/25	8,000	7,977,170
HSBC USA Inc.
4.37%, 02/12/25	2,640	2,636,162
4.49%, 03/27/25	4,000	3,972,734
4.54%, 05/01/25	3,000	2,966,325
4.63%, 07/25/25	4,300	4,205,450
Hyundai Capital America, 4.48%, 02/07/25	4,250	4,246,298
ING U.S. Funding LLC
4.64%, 10/03/25	5,810	5,810,177
4.67%, 10/17/25	6,250	6,249,139
Ionic Funding LLC, 4.40%, 02/06/25	8,000	7,994,137
JP Morgan Securities LLC, 4.71%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	5,420	5,423,659
Liberty Street Funding LLC, 4.40%, 03/17/25	3,810	3,789,169
Lloyds Bank Corporate Markets PLC/New York, 4.36%, 02/03/25	3,700	3,698,657
LMA-Americas LLC, 4.41%, 04/02/25	1,900	1,885,900
LVMH Moet Hennessy Louis Vuitton SE, 4.34%, 02/25/25	9,090	9,062,708
Macquarie Bank Ltd.
4.42%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	3,990	3,990,644
4.45%, 06/20/25	3,650	3,587,970
4.48%, 07/24/25	6,350	6,215,448
4.60%, 08/15/25(a)(b)	2,750	2,752,211
Mitsubishi Corp. Americas, 4.39%, 04/14/25	7,590	7,522,983
National Bank of Canada
4.43%, 06/05/25	6,360	6,263,717
4.43%, 06/12/25	6,560	6,455,127
4.43%, 11/04/25	1,860	1,798,756
NatWest Markets PLC, 4.38%, 06/24/25	8,600	8,451,942
NextEra Energy Capital Holdings Inc., 4.51%, 02/13/25	8,000	7,987,005
NTT Finance Americas Inc., 4.39%, 02/13/25	8,000	7,987,340
Nutrien Ltd., 4.56%, 02/20/25	8,000	7,979,787
Old Line Funding LLC, 4.41%, 07/15/25	7,940	7,782,788
Overwatch Alpha Funding LLC, 4.35%, 02/03/25	8,000	7,997,101
Penske Truck Leasing Co. LP, 4.66%, 03/18/25	6,500	6,461,501
Podium Funding Trust, 4.44%, 06/16/25	6,640	6,530,364
Queensland Treasury Corp., 4.34%, 03/18/25	5,500	5,469,660
Ranger Funding Co. LLC, 4.67%, 03/11/25	6,170	6,138,965
Royal Bank of Canada, 4.39%, 10/03/25	8,450	8,205,116
Spire Inc.
4.54%, 02/24/25	2,250	2,243,213
4.56%, 03/04/25	3,110	3,097,446
Swedbank AB, 4.59%, 10/01/25(a)(b)	5,890	5,895,377

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Union Electric Co.
4.50%, 02/14/25	$7,630	$7,616,663
4.53%, 02/19/25	4,500	4,489,267
Verto Capital I Compartment A, 4.36%, 02/06/25	8,000	7,994,190
Volkswagen Financial Services, 4.56%, 03/05/25	7,600	7,568,357
Washington Morgan Capital Co. LLC, 4.37%, 02/14/25	8,340	8,325,851
Waste Management Inc., 4.48%, 02/04/25	7,500	7,496,270
Total Commercial Paper — 54.2% (Cost: $378,708,117)		378,797,675
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.14%, 10/02/25	30,000	29,186,725
4.24%, 10/30/25	10,000	9,698,907
4.34%, 02/04/25	4,500	4,499,474
4.39%, 11/28/25	5,000	4,833,513
4.41%, 08/07/25	6,500	6,361,546
4.46%, 05/08/25	5,000	4,945,362
4.50%, 03/18/25	5,000	4,974,755
4.59%, 03/13/25	8,000	7,964,128
4.97%, 02/13/25	4,500	4,494,690
5.07%, 02/20/25	5,000	4,989,968
5.10%, 06/12/25	10,000	9,850,396
Total U.S. Treasury Obligations — 13.2% (Cost: $91,752,494)		91,799,464
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	67,202,360	$67,202,360
Total Money Market Funds — 9.6% (Cost: $67,202,360)		67,202,360
Total Investments — 93.8% (Cost: $654,802,965)		654,972,250
Other Assets Less Liabilities — 6.2%		43,366,754
Net Assets — 100.0%		$698,339,004

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$86,382,360	$—	$(19,180,000)(a)	$—	$—	$67,202,360	67,202,360	$969,525	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	1,807	02/20/25	$131,062	$(4,632,375)
Natural Gas	701	02/26/25	21,338	(2,033,391)
Brent Crude Oil	1,763	02/28/25	133,406	(3,871,212)
Wheat KCBT	287	03/14/25	8,312	212,599
LME Lead	76	03/17/25	3,676	(215,863)
Cattle Feeder	124	03/27/25	17,095	1,076,870
NY Harbor ULSD (Heat Oil)	268	03/31/25	26,458	(1,424,097)
Low Sulphur Gas	524	04/10/25	36,693	1,911,811

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Lean Hogs	522	04/14/25	$18,865	$440,170
Sugar	567	04/30/25	11,355	(441,546)
Cocoa	88	05/14/25	9,552	3,111,090
Silver	27	05/28/25	4,397	148,811
Live Cattle	457	06/30/25	35,957	3,715,168
Cotton	178	07/09/25	6,073	(539,764)
Wheat	606	07/14/25	17,703	(310,154)
Corn	1,452	09/12/25	33,414	1,334,166
Soybean	416	11/14/25	21,861	(207,436)
RBOB Gasoline	275	11/28/25	22,201	595,711
LME Copper	157	12/15/25	36,298	(441,259)
LME Zinc	87	12/15/25	6,072	(187,910)
Coffee	98	12/18/25	12,497	3,305,825
Gold 100 OZ	164	12/29/25	48,055	2,032,652
Aluminum	449	12/14/26	29,673	(1,115,700)
Nickel	61	12/14/26	6,065	(307,588)
				$2,156,578
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$117,172,751	$—	$117,172,751
Commercial Paper	—	378,797,675	—	378,797,675
U.S. Treasury Obligations	—	91,799,464	—	91,799,464
Money Market Funds	67,202,360	—	—	67,202,360
	$67,202,360	$587,769,890	$—	$654,972,250
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$17,884,873	$—	$—	$17,884,873

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Commodity Contracts	$(15,728,295)	$—	$—	$(15,728,295)
	$2,156,578	$—	$—	2,156,578

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate